Transactions with Related Parties, Loan Agreement dated March 28, 2017 (Details) $ in Thousands	Mar. 28, 2017 USD ($)
Jelco [Member] | Loan Agreement Dated March 28, 2017 [Member]
Loan Agreement [Abstract]
Borrowing capacity	$ 47,500